Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, par value	$ 0.01	$ 0.01